Revenue Recognition - Performance Obligations (Details) $ in Millions	Dec. 31, 2020 USD ($)
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 695
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 377
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing of remaining performance obligation, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 160
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing of remaining performance obligation, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 158
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing of remaining performance obligation, period